CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings
Balance at Dec. 31, 2010		$ 15	$ 8	$ (23)
Balance (in shares) at Dec. 31, 2010		14,999,000	7,667,667
Net income	14,797				14,797
Net distributions to related party shareholder	(14,197)				(14,197)
Balance at Dec. 31, 2011	600	15	8	(23)	600
Balance (in shares) at Dec. 31, 2011		14,999,000	7,667,667
Net income	11,298				11,298
Net distributions to related party shareholder	(9,970)				(9,970)
Balance at Dec. 31, 2012	$ 1,928	$ 15	$ 8	$ (23)	$ 1,928
Balance (in shares) at Dec. 31, 2012		14,999,000	7,667,667